Dividends and Other Reserves - Schedule of Information about Dividends (Parenthetical) (Detail) - £ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Information About Dividends [abstract]
Final dividend per share	£ 0.404	£ 0.385